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                    [Van Kampen Investments Inc. Letterhead]



                                                                          497(j)

                                                    March 31, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Van Kampen Growth and Income Fund
         Post-Effective Amendment No. 83 to the
         Registration Statement on Form N-1A
         Rule 485(b) Filing (File Nos. 2-21657
         and 811-1228)

Ladies and Gentlemen:

         Van Kampen Growth and Income Fund (the "Registrant") filed via EDGAR on March 28, 2003 an electronically signed copy of Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits thereto. The Registration Statement and Exhibits were filed pursuant to Rule 485(b) of the general rules and regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

         In accordance with the provisions of Rule 497(j)of the 1933 Act Rules, this letter serves to certify that the Prospectus and Statement of Additional Information contained in the Registration Statement do not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules.

         Should the staff have any questions regarding the foregoing, please call the undersigned at (630) 684-6724 or Charles B. Taylor at (312) 407-0863.


                                           Very truly yours,
                                           /s/ Elisa Mitchell
                                           ---------------------
                                               Elisa Mitchell